Document And Entity Information	12 Months Ended
Nov. 30, 2023
Document Information [Line Items]
Entity Registrant Name	KAYNE ANDERSON ENERGY INFRASTRUCTURE FUND, INC.
Document Type	N-CSR
Amendment Flag	false
Entity Central Index Key	0001293613
Document Period End Date	Nov. 30, 2023